Award Timing Disclosure	12 Months Ended
Jan. 31, 2025 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
From time to time, we grant stock options, RSU awards, and PRSU awards to our employees and other service providers, including our named executive officers. For our employees and other service providers who are neither executive officers nor certain other members of management, we make equity grants on regular, predetermined grant dates pursuant to our Equity Award Policy, regardless of whether there is any material nonpublic information (MNPI) about Snowflake on such dates. Such grant dates fall on the 8th, 15th, or 20th day of each month (or the immediately following trading day if such date falls on a weekend or holiday), depending on the calendar year, and are not specifically timed in relation to our disclosure of MNPI. While we do not maintain a written policy on the timing of grants of stock options and other stock awards made to our executive officers and certain other members of management, such grants are generally made either (i) on the same grant dates, as applicable, as grants made pursuant to the Equity Award Policy, or (ii) on the date of a regularly scheduled meeting of our board of directors or the compensation committee. We have not timed the release of MNPI for the purpose of affecting the value of executive compensation.
We have not granted stock options to our non-employee directors since our IPO in September 2020 and do not grant stock options to our non-employee directors under our current Non-Employee Director Compensation Policy, as further described under the heading, “Director Compensation—Non-Employee Director Compensation” above.
The following table sets forth the option grant(s) required to be disclosed pursuant to Item 402(x)(2) of Regulation S-K:

NAME	GRANT DATE	NUMBER OF SECURITIES UNDERLYING THE AWARD (#)	EXERCISE PRICE OF THE AWARD ($/SH)	GRANT DATE FAIR VALUE OF THE AWARD ($)
PERCENTAGE CHANGE IN THE CLOSING MARKET PRICE OF THE SECURITIES UNDERLYING THE AWARD BETWEEN THE TRADING DAY ENDING IMMEDIATELY PRIOR TO THE DISCLOSURE OF MATERIAL NONPUBLIC INFORMATION AND THE TRADING DAY BEGINNING IMMEDIATELY FOLLOWING THE DISCLOSURE OF MATERIAL NONPUBLIC INFORMATION
(%)

Sridhar Ramaswamy	3/20/2024	959,908	163.04	74,764,494	1.28
Frank Slootman	—	—	—	—	—
Michael P. Scarpelli	—	—	—	—	—
Christian Kleinerman	—	—	—	—	—
Vivek Raghunathan	—	—	—	—	—
Christopher W. Degnan	—	—	—	—	—
Grzegorz Czajkowski	—	—	—	—	—

Award Timing Method	For our employees and other service providers who are neither executive officers nor certain other members of management, we make equity grants on regular, predetermined grant dates pursuant to our Equity Award Policy, regardless of whether there is any material nonpublic information (MNPI) about Snowflake on such dates. Such grant dates fall on the 8th, 15th, or 20th day of each month (or the immediately following trading day if such date falls on a weekend or holiday), depending on the calendar year, and are not specifically timed in relation to our disclosure of MNPI. While we do not maintain a written policy on the timing of grants of stock options and other stock awards made to our executive officers and certain other members of management, such grants are generally made either (i) on the same grant dates, as applicable, as grants made pursuant to the Equity Award Policy, or (ii) on the date of a regularly scheduled meeting of our board of directors or the compensation committee.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Such grant dates fall on the 8th, 15th, or 20th day of each month (or the immediately following trading day if such date falls on a weekend or holiday), depending on the calendar year, and are not specifically timed in relation to our disclosure of MNPI. While we do not maintain a written policy on the timing of grants of stock options and other stock awards made to our executive officers and certain other members of management, such grants are generally made either (i) on the same grant dates, as applicable, as grants made pursuant to the Equity Award Policy, or (ii) on the date of a regularly scheduled meeting of our board of directors or the compensation committee. We have not timed the release of MNPI for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

NAME	GRANT DATE	NUMBER OF SECURITIES UNDERLYING THE AWARD (#)	EXERCISE PRICE OF THE AWARD ($/SH)	GRANT DATE FAIR VALUE OF THE AWARD ($)
PERCENTAGE CHANGE IN THE CLOSING MARKET PRICE OF THE SECURITIES UNDERLYING THE AWARD BETWEEN THE TRADING DAY ENDING IMMEDIATELY PRIOR TO THE DISCLOSURE OF MATERIAL NONPUBLIC INFORMATION AND THE TRADING DAY BEGINNING IMMEDIATELY FOLLOWING THE DISCLOSURE OF MATERIAL NONPUBLIC INFORMATION
(%)

Sridhar Ramaswamy	3/20/2024	959,908	163.04	74,764,494	1.28
Frank Slootman	—	—	—	—	—
Michael P. Scarpelli	—	—	—	—	—
Christian Kleinerman	—	—	—	—	—
Vivek Raghunathan	—	—	—	—	—
Christopher W. Degnan	—	—	—	—	—
Grzegorz Czajkowski	—	—	—	—	—

Sridhar Ramaswamy [Member]
Awards Close in Time to MNPI Disclosures
Name	Sridhar Ramaswamy
Underlying Securities	959,908
Exercise Price | $ / shares	$ 163.04
Fair Value as of Grant Date	$ 74,764,494
Underlying Security Market Price Change	1.28